united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21872

Mutual Fund Series Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

CT CORPORATION SYSTEM

1300 EAST NINTH STREET, CLEVELAND, OH 44114

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 6/30

Date of reporting period: 12/31/19

ITEM 1. REPORTS TO SHAREHOLDERS.

SEMI-ANNUAL REPORT

Day Hagan Tactical Allocation Fund

Day Hagan Logix Tactical Dividend Fund

December 31, 2019

Day Hagan Asset Management
1000 South Tamiami Trail
Sarasota, FL 34236

1-877-329-4246

Beginning January 1, 2021, the Funds intend to meet their shareholder report delivery obligations by posting annual and semi-annual shareholder reports to the Funds’ website, www.dhfunds.com rather than delivering paper copies. You will be notified by mail each time a report is posted and provided with the website link to access the report. You may elect to receive paper copies of a specific shareholder report or all future shareholder reports free of charge by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling the Funds at 877-329-4246 (877-DAY-HAGN). Your election to receive reports in paper will apply to all funds held within the fund complex.

If you own these shares through a financial intermediary (such as a broker-dealer or bank), you may elect to receive paper copies or electronic copies of shareholder reports by contacting your financial intermediary. If you do not own these shares through a financial intermediary, you may elect to receive electronic copies of the shareholder reports by calling the Funds at 877-329-4246 (877-DAY-HAGN) or elect to receive paper copies of the shareholder reports by following the instructions included. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to do anything.

Day Hagan Tactical Allocation Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2019

The Fund’s performance figures* for each of the periods ended December 31, 2019, as compared to its benchmarks:

	Six Months	1 Year Return	3 Year Return	5 Year Return	Since Inception ^	Since Inception ^^
Day Hagan Tactical Allocation Fund Class A	5.74%	11.51%	3.14%	1.90%	4.05%	N/A
Day Hagan Tactical Allocation Fund Class A with load	(0.38)%	5.13%	1.13%	0.70%	3.45%	N/A
Day Hagan Tactical Allocation Fund Class C	5.36%	10.73%	2.38%	1.15%	3.27%	N/A
Day Hagan Tactical Allocation Fund Class I	5.76%	11.84%	3.38%	2.17%	N/A	2.09%
MSCI ACWI Index **	8.92%	26.60%	12.44%	8.41%	9.29%	7.12%
Day Hagan Tactical Allocation Blended Index ***	5.96%	18.15%	8.65%	6.06%	6.81%	5.40%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains, if any, and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. Class A shares are subject to a 1.00% maximum deferred sales charge. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance figures for periods greater than 1 year are annualized. The advisor has contractually agreed to waive fees and/or reimburse expenses of the Fund to the extent necessary to limit operating expenses (excluding brokerage costs; borrowing and liquidity costs such as interest and dividends on securities sold short; taxes; underlying/acquired fund expenses; and extraordinary expenses) at 1.60% for Class A shares, 2.35% for Class C shares and 1.35% for Class I share through October 31, 2020. The Fund’s gross total annual operating expenses were 2.26% for Class A shares, 3.01% for Class C shares and 2.01% for Class I shares per the latest prospectus. For performance information current to the most recent month-end, please call toll-free 1-877-329-4246.

**	The MSCI ACWI Index is a market capitalization weighted index designed to provide a broad measure of equity-market performance throughout the world. The MSCI ACWI is maintained by Morgan Stanley Capital International (MSCI), and is comprised of stocks from both developed and emerging markets. Investors cannot invest directly in an index.

***	The Day Hagan Tactical Allocation Blended Index reflects an unmanaged portfolio of 55% of the MSCI ACWI Index, 40% of the Barclays Capital U.S. Aggregate Index and a 5% Bloomberg Barclays 1-3 Month Treasury. Investors cannot invest directly in an index.

^	Inception date for Class A and Class C is October 30, 2009.

^^	Inception date for Class I is July 1, 2014.

Holdings by Security Type on December 31, 2019	% of Net Assets
Exchange-Traded Equity Funds	81.9%
Exchange-Traded Debt Funds	11.2%
Exchange-Traded Commodity Funds	5.0%
Other Assets in Excess of Liabilities	1.9%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed listing of the Fund’s holdings.

Day Hagan Logix Tactical Dividend Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2019

The Fund’s performance figures* for each of the periods ended December 31, 2019, as compared to its benchmarks:

	Six Months	1 Year Return	3 Year Return	5 Year Return	Since Inception ^
Day Hagan Logix Tactical Dividend Fund Class A	4.31%	16.65%	5.07%	4.57%	5.36%
Day Hagan Logix Tactical Dividend Fund Class A with load	(1.69)%	9.91%	3.02%	3.34%	4.23%
Day Hagan Logix Tactical Dividend Fund Class C	3.89%	15.64%	4.27%	3.77%	4.55%
Day Hagan Logix Tactical Dividend Fund Class I	4.43%	16.90%	5.30%	4.82%	5.62%
Russell 1000 Value Total Return Index **	8.86%	26.54%	9.68%	8.29%	8.31%
S&P 500 Value Total Return Index ***	13.05%	31.93%	11.49%	9.52%	9.50%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains, if any, and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. Class A shares are subject to a 1.00% maximum deferred sales charge. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance figures for periods greater than 1 year are annualized. The advisor has contractually agreed to waive fees and/or reimburse expenses of the Fund to the extent necessary to limit operating expenses (excluding brokerage costs; borrowing and liquidity costs such as interest and dividends on securities sold short; taxes; underlying/acquired fund expenses; and extraordinary expenses) at 1.55% for Class A shares, 2.30% for Class C shares and 1.30% for Class I shares through October 31, 2020. The Fund’s gross total annual operating expenses were 1.73% for Class A shares, 2.48% for Class C shares and 1.48% for Class I shares per the latest prospectus . For performance information current to the most recent month-end, please call toll-free 1-877-329-4246.

**	The Russell 1000 Value Total Return Index measures the performance of the largest 1000 U.S. companies in the Russell 3000 Index, which represents approximately 98% of the investable U.S. equity market. Investors cannot invest directly in an index.

***	The S&P 500 Value Total Return Index is a market capitalization-weighted index of 500 widely held value stocks. Investors cannot invest directly in an index or benchmark.

^	Inception date is July 1, 2014.

Holdings by Security Type on December 31, 2019	% of Net Assets
Exchange-Traded Debt Funds	12.6%
Diversified Financial Services	12.2%
Oil & Gas	11.4%
Banks	10.3%
Pharmaceuticals	10.1%
Food	10.1%
Transportation	9.7%
REITs	6.2%
Agriculture	4.7%
Retail	2.6%
Other Assets in Excess of Liabilities	10.1%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed listing of the Fund’s holdings.

Day Hagan Tactical Allocation Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2019

Shares		Fair Value
	EXCHANGE-TRADED FUNDS - 98.1%
	COMMODITY FUNDS - 5.0%
5,680	SPDR Gold Shares *	$811,672

	DEBT FUNDS - 11.2%
3,000	First Trust Enhanced Short Maturity ETF	180,270
19,500	iShares 1-3 Year Treasury Bond ETF	1,650,285
		1,830,555
	EQUITY FUNDS - 81.9%
95,000	Alerian MLP ETF	807,500
33,500	Communication Services Select Sector SPDR Fund	1,796,605
12,300	Consumer Staples Select Sector SPDR Fund	774,654
33,500	Financial Select Sector SPDR Fund	1,031,130
19,000	Health Care Select Sector SPDR Fund	1,935,340
5,100	Industrial Select Sector SPDR Fund	415,497
18,500	iShares Core MSCI Emerging Markets ETF	994,560
16,800	iShares Core S&P Small-Cap ETF	1,408,680
20,900	iShares MSCI Japan ETF	1,238,116
15,400	Technology Select Sector SPDR Fund	1,411,718
26,000	Vanguard FTSE Europe ETF	1,523,600
		13,337,400

	TOTAL EXCHANGE-TRADED FUNDS (Cost $15,034,459)	15,979,627

	TOTAL INVESTMENTS - 98.1% (Cost $15,034,459)	$15,979,627
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.9%	311,652
	TOTAL NET ASSETS - 100.0%	$16,291,279

ETF - Exchange-Traded Fund

*	Non-Income producing security.

See accompanying notes to financial statements.

Day Hagan Logix Tactical Dividend Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2019

Shares		Fair Value

	COMMON STOCK - 71.1%
	AGRICULTURE - 4.7%
43,400	Archer-Daniels-Midland Co.	$2,011,590
18,700	Bunge Ltd.	1,076,185
		3,087,775
	BANKS - 10.3%
37,300	Bank of America Corp.	1,313,706
18,800	Comerica, Inc.	1,348,900
8,200	PNC Financial Services Group, Inc.	1,308,966
81,000	Regions Financial Corp.	1,389,960
22,800	US Bancorp	1,351,812
		6,713,344
	DIVERSIFIED FINANCIAL SERVICES - 12.2%
3,484	BlackRock, Inc.	1,751,407
21,782	Eaton Vance Corp.	1,017,001
44,400	Franklin Resources, Inc.	1,153,512
133,922	Invesco Ltd.	2,407,918
13,649	T Rowe Price Group, Inc.	1,662,994
		7,992,832
	FOOD - 10.1%
25,600	Ingredion, Inc.	2,379,520
35,700	Kellogg Co.	2,469,012
19,100	Tyson Foods, Inc.	1,738,864
		6,587,396
	OIL & GAS - 11.4%
122,763	Cabot Oil & Gas Corp.	2,137,304
16,300	EOG Resources, Inc.	1,365,288
32,791	Exxon Mobil Corp.	2,288,156
50,800	Suncor Energy, Inc.	1,666,240
		7,456,988
	PHARMACEUTICALS - 10.1%
27,439	AmerisourceBergen Corp.	2,332,864
43,600	Cardinal Health, Inc.	2,205,288
15,120	McKesson Corp.	2,091,398
		6,629,550
	RETAIL - 2.6%
28,800	Walgreens Boots Alliance, Inc.	1,698,048

	TRANSPORTATION - 9.7%
17,200	CH Robinson Worldwide, Inc.	1,345,040
17,285	FedEx Corp.	2,613,665
20,088	United Parcel Service, Inc.	2,351,501
		6,310,206

	TOTAL COMMON STOCK ( Cost - $45,186,457)	46,476,139

See accompanying notes to financial statements.

Day Hagan Logix Tactical Dividend Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2019

Shares		Fair Value

	EXCHANGE-TRADED FUNDS - 12.6%
	DEBT FUNDS - 12.6%
100,000	iShares Floating Rate Bond ETF	$5,092,000
31,000	PIMCO Enhanced Short Maturity Active ETF	3,149,290
	TOTAL EXCHANGE-TRADED FUNDS (Cost $8,236,434)	8,241,290

	REITs (REAL ESTATE INVESTMENT TRUSTS) - 6.2%
5,400	Public Storage	1,149,984
70,100	Starwood Property Trust, Inc.	1,742,686
20,630	Ventas, Inc.	1,191,176
	TOTAL REITs (Cost $3,717,012)	4,083,846

	TOTAL INVESTMENTS - 89.9% (Cost $57,139,903)	$58,801,275
	OTHER ASSETS IN EXCESS OF LIABILITIES - 10.1%	6,623,226
	TOTAL NET ASSETS - 100.0%	$65,424,501

ETF - Exchange-Traded Fund

See accompanying notes to financial statements.

Day Hagan Funds
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
December 31, 2019

	Tactical	Logix Tactical
	Allocation Fund	Dividend Fund
ASSETS
Investment securities:
At cost	$15,034,459	$57,139,903
At value	$15,979,627	$58,801,275
Cash at Custodian	918,042	6,528,478
Cash at Broker	59,780	21
Receivable for Fund shares sold	—	1,404
Dividends receivable	13,941	176,357
Receivable for securities sold	180,206	—
Prepaid expenses and other assets	28,691	43,712
TOTAL ASSETS	17,180,287	65,551,247

LIABILITIES
Payable for Securities Purchased	814,058	—
Distribution (12b-1) fees payable	11,763	1,302
Payable for Fund shares repurchased	35,192	18,437
Investment management fees payable	2,829	42,486
Payable to related parties	7,148	40,114
Accrued expenses and other liabilities	18,018	24,407
TOTAL LIABILITIES	889,008	126,746
NET ASSETS	$16,291,279	$65,424,501

Composition of Net Assets:
Paid in capital	$16,591,915	$64,355,330
Accumulated gains (losses)	(300,636)	1,069,171
NET ASSETS	$16,291,279	$65,424,501

See accompanying notes to financial statements.

Day Hagan Funds
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)
December 31, 2019

	Tactical	Logix Tactical
	Allocation Fund	Dividend Fund
Net Asset Value Per Share:
Class A Shares:
Net Assets	$727,557	$4,201,683
Shares of beneficial interest outstanding (a)	66,524	394,546
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share (b)	$10.94	$10.65
Maximum offering price per share (net asset value plus maximum sales charge of 5.75%)	$11.61	$11.30

Class C Shares:
Net Assets	$2,481,266	$10,126,608
Shares of beneficial interest outstanding (a)	242,872	971,409
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$10.22	$10.42

Class I Shares:
Net Assets	$13,082,456	$51,096,210
Shares of beneficial interest outstanding (a)	1,192,470	4,782,752
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$10.97	$10.68

(a)	Unlimited number of shares of beneficial interest authorized, no par value.

(b)	Investment in Class A shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1.00% contingent deferred sales charge (“CDSC”) on shares redeemed less than 18 months after the date of purchase (excluding shares purchased with reinvested dividends and/or distributions).

See accompanying notes to financial statements.

Day Hagan Funds
STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended December 31, 2019

	Tactical	Logix Tactical
	Allocation Fund	Dividend Fund
INVESTMENT INCOME
Dividends	$212,318	$1,056,280
Interest	11,568	35,140
Foreign tax withheld	—	(5,656)
TOTAL INVESTMENT INCOME	223,886	1,085,764

EXPENSES
Investment management fees	82,422	359,946
Distribution (12b-1) fees:
Class A	986	5,256
Class C	13,040	53,782
Registration fees	23,000	36,800
Administration fees and expenses	17,392	60,494
Management service fees	9,696	33,852
Legal fees	7,814	8,067
Audit fees	6,806	6,806
Compliance officer fees	6,326	9,625
Trustees fees and expenses	6,050	6,050
Printing and postage expenses	5,546	12,350
Shareholder service fees	5,546	31,758
Custodian fees	3,025	4,738
Broker/Margin interest expense	641	619
Insurance expense	552	1,288
Other expenses	1,110	1,008
TOTAL EXPENSES	189,952	632,439

Less: Fees waived by the Manager	(64,083)	(105,347)
NET EXPENSES	125,869	527,092

NET INVESTMENT INCOME	98,017	558,672

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
Net realized gain (loss) from investments	(99)	311,321
Net realized gain from foreign currency transactions	—	235
Net realized gain (loss) from investments and foreign currency transactions	(99)	311,556

Net change in unrealized appreciation on investments	786,394	2,021,156
Net change in unrealized appreciation from foreign currency translations	—	77
Net change on unrealized appreciation on investments and foreign currency translations	786,394	2,021,233

NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS	786,295	2,332,789

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$884,312	$2,891,461

See accompanying notes to financial statements.

Day Hagan Tactical Allocation Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	December 31, 2019	Year Ended
	(Unaudited)	June 30, 2019
FROM OPERATIONS
Net investment income	$98,017	$202,545
Net realized loss from investments	(99)	(1,040,821)
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	786,394	(20,767)
Net increase (decrease) in net assets resulting from operations	884,312	(859,043)

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid
Class A	(5,793)	(56,098)
Class C	—	(161,030)
Class I	(146,471)	(967,865)
Total distributions to shareholders	(152,264)	(1,184,993)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	61,917	149,946
Class C	156,194	644,638
Class I	184,493	3,619,452
Net asset value of shares issued in reinvestment of distributions:
Class A	4,672	51,406
Class C	—	154,199
Class I	126,512	880,715
Payments for shares redeemed:
Class A	(369,197)	(4,064,699)
Class C	(1,237,313)	(1,211,719)
Class I	(1,516,767)	(8,364,783)
Net decrease in net assets from shares of beneficial interest	(2,589,489)	(8,140,845)

TOTAL DECREASE IN NET ASSETS	(1,857,441)	(10,184,881)

NET ASSETS
Beginning of Period	18,148,720	28,333,601
End of Period	$16,291,279	$18,148,720

SHARE ACTIVITY
Class A:
Shares Sold	6,015	14,260
Shares Reinvested	429	5,125
Shares Redeemed	(35,220)	(358,642)
Net decrease in shares of beneficial interest outstanding	(28,776)	(339,257)

Class C:
Shares Sold	15,392	68,259
Shares Reinvested	—	16,457
Shares Redeemed	(127,374)	(122,010)
Net decrease in shares of beneficial interest outstanding	(111,982)	(37,294)

Class I:
Shares Sold	17,577	315,796
Shares Reinvested	11,607	87,459
Shares Redeemed	(144,229)	(782,276)
Net decrease in shares of beneficial interest outstanding	(115,045)	(379,021)

See accompanying notes to financial statements.

Day Hagan Logix Tactical Dividend Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	December 31, 2019	Year Ended
	(Unaudited)	June 30, 2019
FROM OPERATIONS
Net investment income	$558,672	$1,555,086
Net realized gain from investments	311,556	451,528
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	2,021,233	(2,821,893)
Net increase (decrease) in net assets resulting from operations	2,891,461	(815,279)

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid
Class A	(44,842)	(642,044)
Class C	(71,304)	(1,450,539)
Class I	(645,141)	(8,109,741)
Total distributions to shareholders	(761,287)	(10,202,324)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	195,859	524,116
Class C	281,881	979,084
Class I	1,881,862	19,331,790
Net asset value of shares issued in reinvestment of distributions:
Class A	26,869	456,678
Class C	68,602	1,398,517
Class I	471,878	6,441,772
Payments for shares redeemed:
Class A	(473,366)	(5,353,270)
Class C	(2,037,677)	(6,119,456)
Class I	(15,444,113)	(48,627,739)
Net decrease in net assets from shares of beneficial interest	(15,028,205)	(30,968,508)

TOTAL DECREASE IN NET ASSETS	(12,898,031)	(41,986,111)

NET ASSETS
Beginning of Period	78,322,532	120,308,643
End of Period	$65,424,501	$78,322,532

SHARE ACTIVITY
Class A:
Shares Sold	18,965	48,838
Shares Reinvested	2,563	47,515
Shares Redeemed	(45,875)	(496,644)
Net decrease in shares of beneficial interest outstanding	(24,347)	(400,291)

Class C:
Shares Sold	28,049	91,716
Shares Reinvested	6,673	149,378
Shares Redeemed	(201,657)	(594,659)
Net decrease in shares of beneficial interest outstanding	(166,935)	(353,565)

Class I:
Shares Sold	181,175	1,819,174
Shares Reinvested	44,917	666,253
Shares Redeemed	(1,483,298)	(4,575,169)
Net decrease in shares of beneficial interest outstanding	(1,257,206)	(2,089,742)

See accompanying notes to financial statements.

Day Hagan Tactical Allocation Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Year/Period Presented

	Class A
	Six Months
	Ended		Year		Year		Year	Year		Year
	December 31, 2019		Ended		Ended		Ended	Ended		Ended
	(Unaudited)		June 30, 2019		June 30, 2018		June 30, 2017	June 30, 2016		June 30, 2015
Net asset value, beginning of period	$10.43		$11.35		$11.62		$10.81	$11.30		$11.90
Activity from investment operations:
Net investment income (loss) (5)(6)	0.05		0.10		0.03		0.02	(0.00	) (1)	(0.00	) (1)
Net realized and unrealized gain (loss) from investments	0.55		(0.50)		0.51		0.79	(0.36)		(0.05)
Total from investment operations	0.60		(0.40)		0.54		0.81	(0.36)		(0.05)
Less distributions from:
Net investment income	(0.09)		(0.07)		(0.00	) (1)	—	—		(0.01)
Net realized gains	—		(0.45)		(0.81)		—	(0.13)		(0.54)
Total distributions	(0.09)		(0.52)		(0.81)		—	(0.13)		(0.55)
Net asset value, end of period	$10.94		$10.43		$11.35		$11.62	$10.81		$11.30
Total return (2)	5.74	% (9)	(3.31)%		4.64%		7.49%	(3.18)%		(0.49)%
Net assets, at end of period (000s)	$728		$994		$4,934		$8,340	$15,542		$40,030
Ratio of gross expenses to average net assets (3)(4)	2.38	% (7,8)	2.03	% (7)	1.88	% (7)	1.79%	1.83%		1.71%
Ratio of net expenses to average net assets (4)	1.61	% (7,8)	1.61	% (7)	1.61	% (7)	1.60%	1.60%		1.60%
Ratio of net investment income (loss) to average net assets (4)(6)	1.00	% (7,8)	0.93	% (7)	0.25	% (7)	0.18%	(0.03%)		(0.02%)
Portfolio Turnover Rate	22	% (9)	233%		303%		176%	59%		120%

(1)	Amount represents less than $0.01 per share.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gains distributions, if any, and does not reflect the impact of sales charges or redemption fees. Had the advisor not waived a portion of the Fund’s expenses, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

(4)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(5)	Per share amounts calculated using the average shares method.

(6)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	The ratios include 0.01% of Broker/Margin interest expense for the years ended June 30, 2018 and June 30, 2019 and six months ended December 31, 2019.

(8)	Annualized for periods less than one full year.

(9)	Not annualized.

See accompanying notes to financial statements.

Day Hagan Tactical Allocation Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Year/Period Presented

	Class C
	Six Months
	Ended		Year		Year		Year	Year	Year
	December 31, 2019		Ended		Ended		Ended	Ended	Ended
	(Unaudited)		June 30, 2019		June 30, 2018		June 30, 2017	June 30, 2016	June 30, 2015
Net asset value, beginning of period	$9.70		$10.60		$10.98		$10.29	$10.84	$11.51
Activity from investment operations:
Net investment income (loss) (4)(5)	0.01		0.00	(7)	(0.05)		(0.06)	(0.09)	(0.09)
Net realized and unrealized gain (loss) from investments	0.51		(0.45)		0.48		0.75	(0.33)	(0.04)
Total from investment operations	0.52		(0.45)		0.43		0.69	(0.42)	(0.13)
Less distributions from:
Net investment income	—		—		—		—	—	—
Net realized gains	—		(0.45)		(0.81)		—	(0.13)	(0.54)
Total distributions	—		(0.45)		(0.81)		—	(0.13)	(0.54)
Net asset value, end of period	$10.22		$9.70		$10.60		$10.98	$10.29	$10.84
Total return (1)	5.36	% (9)	(4.07)%		3.86%		6.71%	(3.88)%	(1.24)%
Net assets, at end of period (000s)	$2,481		$3,444		$4,157		$5,436	$7,270	$9,467
Ratio of gross expenses to average net assets (2)(3)	3.13	% (7,8)	2.78	% (6)	2.63	% (6)	2.54%	2.58%	2.46%
Ratio of net expenses to average net assets (3)	2.36	% (7,8)	2.36	% (6)	2.36	% (6)	2.35%	2.35%	2.35%
Ratio of net investment income (loss) to average net assets (3)(5)	0.29	% (7,8)	0.04	% (6)	(0.48	%) (6)	(0.53%)	(0.82%)	(0.80)%
Portfolio Turnover Rate	22	% (9)	233%		303%		176%	59%	120%

(1)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gains distributions, if any, and does not reflect the impact of redemption fees. Had the advisor not waived a portion of the Fund’s expenses, total returns would have been lower.

(2)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

(3)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(4)	Per share amounts calculated using the average shares method.

(5)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	The ratios include 0.01% of Broker/Margin interest expense for the years ended June 30, 2018 and June 30, 2019 and six months ended December 31, 2019.

(7)	Amount represents less than $0.01 per share.

(8)	Annualized for periods less than one full year.

(9)	Not annualized.

See accompanying notes to financial statements.

Day Hagan Tactical Allocation Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Year/Period Presented

	Class I
	Six Months
	Ended		Year		Year		Year	Year	Year
	December 31, 2019		Ended		Ended		Ended	Ended	Ended
	(Unaudited)		June 30, 2019		June 30, 2018		June 30, 2017	June 30, 2016	June 30, 2015
Net asset value, beginning of period	$10.49		$11.41		$11.69		$10.85	$11.29	$11.93
Activity from investment operations:
Net investment income (loss) (5)(6)	0.07		0.11		0.06		0.05	0.01	(0.01)
Net realized and unrealized gain (loss) from investments	0.53		(0.48)		0.51		0.79	(0.32)	(0.05)
Total from investment operations	0.60		(0.37)		0.57		0.84	(0.31)	(0.06)
Less distributions from:
Net investment income	(0.12)		(0.10)		(0.04)		—	—	(0.04)
Net realized gains	—		(0.45)		(0.81)		—	(0.13)	(0.54)
Total distributions	(0.12)		(0.55)		(0.85)		—	(0.13)	(0.58)
Net asset value, end of period	$10.97		$10.49		$11.41		$11.69	$10.85	$11.29
Total return (2)	5.76	% (9)	(3.04)%		4.88%		7.74%	(2.74)%	(0.56)%
Net assets, at end of period (000s)	$13,082		$13,711		$19,242		$16,087	$15,384	$435
Ratio of gross expenses to average net assets (3)(4)	2.13	% (7,8)	1.78	% (7)	1.63	% (7)	1.54%	1.58%	1.46%
Ratio of net expenses to average net assets (4)	1.36	% (7,8)	1.36	% (7)	1.36	% (7)	1.35%	1.35%	1.35%
Ratio of net investment income (loss) to average net assets (4)(6)	1.38	% (7,8)	1.01	% (7)	0.54	% (7)	0.48%	0.05%	(0.10%)
Portfolio Turnover Rate	22	% (9)	233%		303%		176%	59%	120%

(1)	The Day Hagan Tactical Allocation Fund Class I shares commenced operations on July 1, 2014.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gains distributions, if any, and does not reflect the impact of redemption fees. Had the advisor not waived a portion of the Fund’s expenses, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

(4)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(5)	Per share amounts calculated using the average shares method.

(6)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	The ratios include 0.01% of Broker/Margin interest expense for the years ended June 30, 2018 and June 30, 2019 and six months ended December 31, 2019.

(8)	Annualized for periods less than one full year.

(9)	Not annualized.

See accompanying notes to financial statements.

Day Hagan Logix Tactical Dividend Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Year/Period Presented

	Class A
	Six Months
	Ended		Year		Year	Year	Year	Year
	December 31, 2019		Ended		Ended	Ended	Ended	Ended
	(Unaudited)		June 30, 2019		June 30, 2018	June 30, 2017	June 30, 2016	June 30, 2015
Net asset value, beginning of period	$10.32		$11.53		$11.33	$10.93	$10.68	$10.00 (1)
Activity from investment operations:
Net investment income (5)(6)	0.08		0.15		0.08	0.05	0.05	0.02
Net realized and unrealized gain (loss) from investments	0.36		(0.23)		0.95	0.49	0.36	0.69
Total from investment operations	0.44		(0.08)		1.03	0.54	0.41	0.71
Less distributions from:
Net investment income	(0.10)		(0.15)		(0.08)	(0.07)	—	(0.01)
Net realized gains	(0.01)		(0.98)		(0.75)	(0.07)	(0.16)	(0.02)
Total distributions	(0.11)		(1.13)		(0.83)	(0.14)	(0.16)	(0.03)
Net asset value, end of period	$10.65		$10.32		$11.53	$11.33	$10.93	$10.68
Total return (2)	4.31	% (10)	0.09	% (7)	9.29%	4.99%	3.90%	7.07%
Net assets, at end of period (000s)	$4,202		$4,321		$9,442	$14,379	$18,980	$15,900
Ratio of gross expenses to average net assets before expense reimbursement or recapture (3)(4)	1.84	% (8,9)	1.70%		1.61%	1.59%	1.70%	2.12%
Ratio of net expenses to average net assets after expense reimbursement or recapture (4)	1.55	% (8,9)	1.55%		1.60%	1.60%	1.60%	1.60%
Ratio of net investment income to average net assets (4)(6)	1.51	% (8,9)	1.41%		0.67%	0.49%	0.49%	0.15%
Portfolio Turnover Rate	14	% (10)	53%		84%	72%	73%	93%

(1)	The Day Hagan Logix Tactical Dividend Fund Class A shares commenced operations on July 1, 2014.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gains distributions, if any, and does not reflect the impact of sales charges or redemption fees. Had the advisor not waived a portion of the Fund’s expenses, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers, expense reimbursements or recapture by the advisor.

(4)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(5)	Per share amounts calculated using the average shares method.

(6)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Had the advisor not reimbursed the trade error, total return would have been (0.01)%. (Note 4)

(8)	Annualized for periods less than one full year.

(9)	The ratios include less than 0.01% of Broker/Margin interest expense for the six months ended December 31, 2019.

(10)	Not annualized.

See accompanying notes to financial statements.

Day Hagan Logix Tactical Dividend Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Year/Period Presented

	Class C
	Six Months
	Ended		Year	Year	Year	Year	Year
	December 31, 2019		Ended	Ended	Ended	Ended	Ended
	(Unaudited)		June 30, 2019	June 30, 2018	June 30, 2017	June 30, 2016	June 30, 2015
Net asset value, beginning of period	$10.10		$11.31	$11.14	$10.77	$10.61	$10.00
Activity from investment operations:
Net investment income (loss) (5)(6)	0.04		0.07	(0.01)	(0.02)	(0.03)	(0.06)
Net realized and unrealized gain (loss) from investments	0.35		(0.23)	0.94	0.48	0.35	0.69
Total from investment operations	0.39		(0.16)	0.93	0.46	0.32	0.63
Less distributions from:
Net investment income	(0.06)		(0.07)	(0.01)	(0.02)	—	—
Net realized gains	(0.01)		(0.98)	(0.75)	(0.07)	(0.16)	(0.02)
Total distributions	(0.07)		(1.05)	(0.76)	(0.09)	(0.16)	(0.02)
Net asset value, end of period	$10.42		$10.10	$11.31	$11.14	$10.77	$10.61
Total return (2)	3.89	% (9)	(0.70)%	8.43%	4.25%	2.98%	6.28%
Net assets, at end of period (000s)	$10,127		$11,495	$16,869	$20,045	$14,915	$3,790
Ratio of gross expenses to average net assets before expense reimbursement or recapture (3)(4)	2.59	% (7,8)	2.45%	2.36%	2.34%	2.45%	2.87%
Ratio of net expenses to average net assets after expense reimbursement or recapture (4)	2.30	% (7,8)	2.30%	2.35%	2.35%	2.35%	2.35%
Ratio of net investment income (loss) to average net assets (4)(6)	0.74	% (7,8)	0.69%	(0.08%)	(0.20%)	(0.34%)	(0.57%)
Portfolio Turnover Rate	14	% (9)	53%	84%	72%	73%	93%

(1)	The Day Hagan Logix Tactical Dividend Fund Class C shares commenced operations on July 1, 2014.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gains distributions, if any, and does not reflect the impact of redemption fees. Had the advisor not waived a portion of the Fund’s expenses, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers, expense reimbursements or recapture by the advisor.

(4)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(5)	Per share amounts calculated using the average shares method.

(6)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Annualized for periods less than one full year.

(8)	The ratios include less than 0.01% of Broker/Margin interest expense for the six months ended December 31, 2019.

(9)	Not annualized.

See accompanying notes to financial statements.

Day Hagan Logix Tactical Dividend Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Year/Period Presented

	Class I
	Six Months
	Ended		Year	Year	Year	Year	Year
	December 31,2019		Ended	Ended	Ended	Ended	Ended
	(Unaudited)		June 30, 2019	June 30, 2018	June 30, 2017	June 30, 2016	June 30, 2015
Net asset value, beginning of period	$10.35		$11.56	$11.37	$10.97	$10.70	$10.00
Activity from investment operations:
Net investment income (5)(6)	0.09		0.19	0.11	0.09	0.07	0.05
Net realized and unrealized gain (loss) from investments	0.37		(0.24)	0.95	0.49	0.37	0.69
Total from investment operations	0.46		(0.05)	1.06	0.58	0.44	0.74
Less distributions from:
Net investment income	(0.12)		(0.18)	(0.12)	(0.11)	(0.01)	(0.02)
Net realized gains	(0.01)		(0.98)	(0.75)	(0.07)	(0.16)	(0.02)
Total distributions	(0.13)		(1.16)	(0.87)	(0.18)	(0.17)	(0.04)
Net asset value, end of period	$10.68		$10.35	$11.56	$11.37	$10.97	$10.70
Total return (2)	4.43	% (9)	0.35%	9.45%	5.31%	4.09%	7.36%
Net assets, at end of period (000s)	$51,096		$62,506	$93,997	$113,267	$91,018	$15,527
Ratio of gross expenses to average net assets before expense reimbursement or recapture (3)(4)	1.59	% (7,8)	1.45%	1.36%	1.34%	1.45%	1.87%
Ratio of net expenses to average net assets after expense reimbursement or recapture (4)	1.30	% (7,8)	1.30%	1.35%	1.35%	1.35%	1.35%
Ratio of net investment income to average net assets (4)(6)	1.71	% (7,8)	1.71%	0.92%	0.80%	0.65%	0.43%
Portfolio Turnover Rate	14	% (9)	53%	84%	72%	73%	93%

(1)	The Day Hagan Logix Tactical Dividend Fund Class I shares commenced operations on July 1, 2014.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gains distributions, if any, and does not reflect the impact of redemption fees. Had the advisor not waived a portion of the Fund’s expenses, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers, expense reimbursements or recapture by the advisor.

(4)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(5)	Per share amounts calculated using the average shares method.

(6)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Annualized for periods less than one full year.

(8)	The ratios include less than 0.01% of Broker/Margin interest expense for the six months ended December 31, 2019.

(9)	Not annualized.

See accompanying notes to financial statements.

Day Hagan Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)
December 31, 2019

(1)	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Mutual Fund Series Trust (the “Trust”), was organized as an Ohio business trust on February 27, 2006. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended, (“1940 Act”). The Trust currently consists of forty series. These financial statements include the following series: Day Hagan Tactical Allocation Fund (formerly Day Hagan Tactical Allocation Fund of ETFs) and Day Hagan Logix Tactical Dividend Fund (formerly Day Hagan Tactical Dividend Fund) (each a “Fund” or collectively the “Funds”). The Funds are registered as diversified funds. The Funds’ investment manager is Donald L. Hagan, LLC, also known as Day Hagan Asset Management (the “Manager” or “Day Hagan”).

Day Hagan Tactical Allocation Fund Class A and Class C commenced operations on October 30, 2009. The Day Hagan Tactical Allocation Fund Class I commenced operations on July 1, 2014. The Fund’s primary investment objective is to achieve long-term capital appreciation with current income as a secondary objective.

Day Hagan Logix Tactical Dividend Fund commenced operations on July 1, 2014. The Fund’s primary investment objective is to achieve long-term capital appreciation with current income as a secondary objective.

Each Fund offers three classes of shares, Class A, Class C and Class I. Each share class represents an interest in the same assets of its respective Fund, has the same rights and voting privileges, and is identical in all material respects except that they differ as to sales and redemption charges and ongoing service and distribution fees.

The following is a summary of significant accounting policies consistently followed by the Funds and are in accordance with accounting principles generally accepted in the United States of America (“GAAP”). Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services-Investment Companies” including FASB Accounting Standards Update ASU (“ASU”) 2013-08.

a)        Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. The Funds may invest in portfolios of open-end or closed-end investment companies and exchange-traded funds (the “underlying funds”). Open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the boards of the underlying funds. The shares of many closed-end investment companies and exchange-traded funds, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or exchange-traded fund purchased by the Funds will not change. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost, provided such valuations represent fair value. Options are valued at their closing price on the exchange they are traded on. When no closing price is available, options are valued at their mean price. Index options are valued at the mean prices provided by an approved independent pricing services.

In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at “fair value” as determined in good faith by the Funds’ Board, pursuant to the procedures (the “Procedures”) approved by the Board. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the New York Stock Exchange close.

Day Hagan Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2019

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the valuation inputs, representing 100% of each Fund’s investments, used to value the Funds’ net assets as of December 31, 2019:

Day Hagan Tactical Allocation Fund

Assets

Security Classifications (a)	Level 1	Level 2	Level 3	Totals
Exchange-Traded Funds (b)	$15,979,627	$—	$—	$15,979,627
Total	$15,979,627	$—	$—	$15,979,627

Day Hagan Logix Tactical Dividend Fund

Assets

Security Classifications (a)	Level 1	Level 2	Level 3	Totals
Common Stock (b)	$46,476,139	$—	$—	$46,476,139
Exchange-Traded Funds (b)	8,241,290	—	—	8,241,290
REITs	4,083,846	—	—	4,083,846
Total	$58,801,275	$—	$—	$58,801,275

(a)	As of and during the six months ended December 31, 2019, the Funds held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

(b)	All exchange-traded funds and common stocks held in the Funds are Level 1 securities. For a detailed break-out of exchange-traded funds (“ETFs”) and common stocks by major index classification, please refer to the Portfolios of Investments.

Day Hagan Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2019

b) Accounting for Options – When the Funds write an option, an amount equal to the premium received by the Funds is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Funds on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Funds have realized gains or losses. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Funds.

The Manager may use options strategies, such as puts and covered calls on individual securities, as well as options on securities indices, to generate income, to reduce portfolio volatility, or to reduce downside risk when the Manager believes adverse market, political or other conditions are likely. The Manager may also utilize a combination of puts and/or calls regarding the same security (sometimes referred to as “straddles,” “collars” or “spreads”) or utilize puts and calls on related securities. The Funds may purchase a call option on a stock it may purchase at some point in the future. When the Funds purchase an option, the premium paid is recorded as an asset. Each day the option contract is valued in accordance with the procedures for security valuation discussed above. When an offsetting option is written (a closing transaction) or the option contract expires, the Funds realize a gain or loss and the asset representing such option contract is eliminated. When a put option is exercised, the Funds realize a gain or loss from the sale of the underlying security and the proceeds of the sale are decreased by the premiums originally paid. When a call option is exercised, the Funds purchase the underlying security and the cost basis of such purchase is increased by the premium originally paid.

Option Transactions – Each Fund is subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against risk. When the Funds write put and call options, an amount equal to the premium received is included in the statement of assets and liability as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Funds enter into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Funds have no control over whether the option will be exercised and, as a result, retain the market risk of an unfavorable change in the price of the security underlying the written option.

Put options are purchased to hedge against a decline in the value of securities held in each Fund’s portfolio. If such a decline occurs, the put options will permit the Funds to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Funds upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Funds. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Funds, the benefits realized by the Funds as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Funds since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

c)        Federal Income Tax – Each Fund has qualified and intends to continue to qualify as a regulated investment company and to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income or excise tax provisions are required

As of and during the six months ended December 31, 2019, each Fund did not have a liability for any unrecognized tax expense. Each Fund recognizes interest and penalties, if any, related to unrecognized tax expense as income tax expense in the Statements of Operations. As of December 31, 2019, each Fund did not incur any interest or penalties. As required, management has analyzed the Funds’ tax positions taken on Federal income tax returns for all open tax years (years or periods ended 2017 – 2019 or expected to be taken in year ended 2020 and has concluded that no provision for income tax is required in these financial statements. The tax filings are open for examination by applicable taxing authorities. No examination of the Funds’ tax returns are presently in progress.

Day Hagan Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2019

d)        Distributions to Shareholders – Distributions to shareholders, which are determined in accordance with income tax regulations and may differ from GAAP, are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid at least annually. The Day Hagan Tactical Allocation Fund distributes net investment income annually and the Day Hagan Logix Tactical Dividend Fund distributes net investment income quarterly. Distributable net realized gains, if any, are declared and distributed annually.

e)        Multiple Class Allocations – Income, non-class specific expenses and realized/unrealized gains or losses are allocated to each class based on relative net assets. Distribution fees are charged to each respective share class in accordance with the distribution plan. Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

f)        Security Transactions and Investment Income – Investment and shareholder transactions are recorded on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

g)        Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

h)        Indemnification – In the normal course of business, the Trust may enter into contracts that contain a variety of representations and warranties and provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

i)        Redemption Fees and Sales Charges (loads) – A $15 fee may be charged for redemptions made by wire. A maximum sales charge of 5.75% is imposed on Class A shares of each Fund. Investments in Class A shares, in each Fund, made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1.00% contingent deferred sales charge (“CDSC”) on shares redeemed within 18 months of purchase (excluding shares purchased with reinvested dividends and/or distributions). The respective shareholders pay such CDSC charges, which are not an expense of the Funds. For the six months ended December 31, 2019, there were no redemption fees paid to the Funds and there were no CDSC fees paid to the Manager.

j)        Cash and cash equivalents – Cash and cash equivalents are held with a financial institution. The asset of the Fund may be placed in deposit accounts at U.S. banks and such deposits generally exceed Federal Deposit Insurance Corporation (“FDIC”) insurance limits. The FDIC insures deposit accounts up to $250,000 for each accountholder. The counterparty is generally a single bank rather than a group of financial institutions; thus there may be a greater counterparty credit risk. The Fund places deposits only with those counterparties which are believed to be creditworthy and there has been no history of loss.

(2)	INVESTMENT TRANSACTIONS

For the six months ended December 31, 2019, aggregate purchases and proceeds from sales of investment securities (excluding short-term investments) for each Fund were as follows:

Day Hagan Tactical Allocation Fund

Purchases	Sales
$3,376,349	$5,451,217

Day Hagan Logix Tactical Dividend Fund

Purchases	Sales
$9,586,606	$31,415,404

Day Hagan Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2019

(3)	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Day Hagan acts as investment manager to the Funds pursuant to the terms of an investment advisory agreement between the Funds and Day Hagan (the “Management Agreement”). DH Logix, LLC serves as sub-adviser to a portion of the Day Hagan Logix Tactical Dividend Fund. Under the terms of the Management Agreement, the Manager manages the investment operations of each Fund in accordance with each Funds’ investment policies and restrictions. The Manager provides the Funds with investment advice and supervision and furnishes an investment program for the Funds. For its investment management services, each Fund pays to the Manager, as of the last day of each month, an annualized fee equal to 1.00% of average net assets for Day Hagan Tactical Allocation Fund and Day Hagan Logix Tactical Dividend Fund, such fees to be computed daily based upon daily average net assets of the Funds. The Manager pays expenses incurred by it in connection with acting as investment manager to the Fund other than costs (including taxes and brokerage commissions, borrowing costs, costs of investing in underlying funds and extraordinary expenses, if any) of securities purchased for the Fund and certain other expenses paid by the Fund (as detailed in the Management Agreement). The Manager pays for all employees, office space and facilities required by it to provide services under the Management Agreement, with the exception of specific items of expense (as detailed in the Management Agreement). For the six months ended December 31, 2019, management fees of $82,422 and $359,946 were incurred by the Day Hagan Tactical Allocation Fund and the Day Hagan Logix Tactical Dividend Fund, respectively, before the waiver and reimbursement described below. For the six months ended December 31, 2019 the Day Hagan Tactical Allocation Fund owed $2,829 and the Day Hagan Logix Tactical Dividend Fund owed $42,486 to the investment manager.

The Manager and the Trust, with respect to the Funds, have entered into an Expense Limitation Agreement under which the Manager has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in underlying funds; and extraordinary expenses) at 1.60% for Class A shares, 2.35% for Class C shares and 1.35% for Class I shares of Day Hagan Tactical Allocation Fund and at 1.55% for Class A shares, 2.30% for Class C shares, and 1.30% for Class I shares of Day Hagan Logix Tactical Dividend Fund’s average daily net assets through October 31, 2020. Prior to July 25, 2018, the total annual operating expenses on Day Hagan Logix Tactical Dividend Fund could not exceed 1.60%, 2.35% and 1.35% for Class A shares, Class C shares and Class I shares, respectively. Each waiver or reimbursement by the Manager is subject to repayment by each Fund within the three fiscal years following the fiscal year in which that particular expense is incurred, if the Fund is able to make the repayment without exceeding the expense limitation in effect at that time and the repayment is approved by the Board.

For the six months ended December 31, 2019, the Manager waived management fees of $64,083 and $105,347 for Day Hagan Tactical Allocation Fund and the Day Hagan Logix Tactical Dividend Fund, respectively, pursuant to the Expense Limitation Agreement. As of December 31, 2019, the Manager has waived/reimbursed expenses that may be recovered no later than June 30 of the years indicated below:

	2020	2021	2022
Day Hagan Tactical Allocation Fund	$68,072	$76,180	$97,589
Day Hagan Logix Tactical Dividend Fund	$0	$17,140	$141,740

Day Hagan Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2019

The Trust has entered into a Management Services Agreement with MFund Services, LLC (“MFund”). Pursuant to the Management Services Agreement, MFund provides sponsorship, management and supervisory services. For MFund’s services to the Funds, the Funds pay MFund a base fee of $5,000 annually, an annualized asset based fee of 0.10% of average daily net assets up to $50 million, with lower fees at higher asset levels, plus reimbursement of out of pocket expenses. For the six months ended December 31, 2019, $9,696 and $33,852 in fees were incurred under the Management Service Agreement for Day Hagan Tactical Allocation Fund and Day Hagan Logix Tactical Dividend Fund, respectively.

Trustees who are not “interested persons” as that term is defined in the 1940 Act, are paid a quarterly retainer and receive compensation for each special in-person meeting attended. The fees paid to the Independent Trustees for their attendance at a meeting will be shared equally by the funds of the Trust in which the meeting relates. The Lead Independent Trustee of the Trust and the Chairman of the Trust’s Audit Committee receives an additional quarterly retainer. The “interested persons” of the Trust receive no compensation from the Funds. The Trust reimburses each Trustee and Officer for his or her travel and other expenses related to attendance at such meetings.

A Trustee and Officer of the Trust is also the controlling member of MFund, AlphaCentric Advisors LLC, and Catalyst Capital Advisors LLC (AlphaCentric Advisors LLC and Catalyst Capital Advisors LLC, each serve as investment advisor to other series of the Trust), and is not paid any fees directly by the Trust for serving in such capacities.

Gemini Fund Services, LLC (“GFS”) provides administrative, fund accounting, and transfer agency services to the Funds pursuant to agreements with the Trust, for which it receives from each Fund: (i) basis points in decreasing amounts as assets reach certain breakpoints; and (ii) any related out-of-pocket expenses.

On February 1, 2019, NorthStar Financial Services Group, LLC, the parent company of GFS and its affiliated companies including Northern Lights Distributors, LLC (“NLD”) and Blu Giant, LLC (“Blu Giant”) (collectively, the “Gemini Companies”), sold its interest in the Gemini Companies to a third party private equity firm that contemporaneously acquired Ultimus Fund Solutions, LLC (an independent mutual fund administration firm) and its affiliates (collectively, the “Ultimus Companies”). As a result of these separate transactions, the Gemini Companies and the Ultimus Companies are now indirectly owned through a common parent entity, The Ultimus Group, LLC.

Certain Officers of the Trust are also employees of GFS, and are not paid any fees directly by the Trust for serving in such capacity.

Pursuant to the Management Services Agreements, MFund provides chief compliance officer services to the Funds. For these services, the Funds pay MFund an annual base fee plus an annual asset-based fee based upon net assets. In addition, the Funds reimburse MFund for any reasonable out-of-pocket expenses incurred in the performance of its duties under the Management Services Agreement.

The Trust has adopted a Distribution Plan pursuant to rule 12b-1 under the 1940 Act for Class A and Class C shares of each Fund, that allows the Funds to pay distribution and shareholder servicing expenses of up to 0.25% per annum for the Class A shares and up to 1.00% for the Class C shares based on average daily net assets of each class. The fee may be used for a variety of purposes, including compensating dealers and other financial service organizations for eligible services provided by those parties to the Funds and their shareholders and to reimburse Northern Lights Distributors, LLC. (the “Distributor”) and the Manager for distribution related expenses. Brokers may receive a 1.00% commission from the Manager for the sale of Class C shares.

For the six months ended December 31, 2019, the Distributor received $626 in underwriter commissions from the sale of Class A shares of the Day Hagan Logix Tactical Dividend Fund.

Day Hagan Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2019

(4)	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The Statement of Assets and Liabilities represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $15,074,388 and $57,758,261 for the Day Hagan Tactical Allocation Fund and the Day Hagan Logix Tactical Dividend Fund respectively, and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Day Hagan Tactical Allocation Fund
Gross Unrealized Appreciation:	$1,060,260
Gross Unrealized Depreciation:	(155,021)
Net Unrealized Appreciation:	$905,239

Day Hagan Logix Tactical Dividend Fund
Gross Unrealized Appreciation:	$3,843,592
Gross Unrealized Depreciation:	(2,800,578)
Net Unrealized Appreciation:	$1,043,014

The tax character of distributions paid during the fiscal years ended June 30, 2019 and June 30, 2018 was as follows:

For the year ended June 30, 2019:
	Ordinary	Long-Term	Return of
	Income	Capital Gains	Capital	Total
Day Hagan Tactical Allocation Fund	$902,593	$249,320	$33,080	$1,184,993
Day Hagan Logix Tactical Dividend Fund	4,713,533	5,488,791	—	$10,202,324

For the year ended June 30, 2018:
	Ordinary	Long-Term	Return of
	Income	Capital Gains	Capital	Total
Day Hagan Tactical Allocation Fund	$2,036,152	$—	$—	$2,036,152
Day Hagan Logix Tactical Dividend Fund	3,421,678	6,141,519	—	9,563,197

As of June 30, 2019, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Day Hagan
Tactical Allocation Fund	$—	$—	$(1,055,503)	$(96,026)	$—	$118,845	$(1,032,684)
Day Hagan
Logix Tactical Dividend Fund	198,663	—	(282,346)	—	—	(977,320)	$(1,061,003)

The difference between book basis and tax basis unrealized appreciation and accumulated net realized gain is primarily attributable to the tax deferral of losses on wash sales.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The following Funds incurred and elected to defer such capital losses as follows:

Post October
Portfolio	Losses
Day Hagan Tactical Allocation Fund	$1,055,503
Day Hagan Logix Tactical Dividend Fund	282,346

Day Hagan Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2019

At June 30, 2019, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

	Non-Expiring
	Short-Term	Long-Term	Total
Day Hagan Tactical Allocation Fund	$93,783	$2,243	$96,026
Day Hagan Tactical Dividend Fund	—	—	—

Permanent book and tax differences, primarily attributable to the reclassification of Fund distributions, resulted in reclassification for the year ended June 30, 2019 as follows:

Paid
	In	Accumulated
	Capital	Earnings/(Losses)
Day Hagan Tactical Allocation Fund	$(33,080)	$33,080
Day Hagan Tactical Dividend Fund	—	—

(5)	UNDERLYING FUND RISK

Each underlying fund, including each ETF, is subject to specific risks, depending on the nature of the underlying fund. These risks could include liquidity risk, sector risk, foreign and related currency risk, as well as risks associated with real estate investments and commodities. Investors in a Fund will indirectly bear fees and expenses charged by the underlying investment companies in which a Fund invests in addition to a Fund’s direct fees and expenses.

(6)	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Consideration and Renewal of Management Agreement Between Donald L. Hagan, LLC a/k/a Day Hagan Asset Management and Mutual Fund Series Trust with respect to the Day Hagan Tactical Allocation Fund and the Day Hagan Logix Tactical Dividend Fund

In connection with a regular meeting held on August 14, 2019, the Board of Trustees (the “Board”) of Mutual Fund Series Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of a management agreement (the “Management Agreement”) between the Trust and Donald L. Hagan, LLC a/k/a Day Hagan Asset Management (“Day Hagan”), with respect to Day Hagan Tactical Allocation Fund (“Day Hagan TA”) and to Day Hagan Logix Tactical Dividend Fund (“Day Hagen TD” and together with Day Hagan TA, the “Day Hagan Funds”) (the “Management Agreement”).

The Board was assisted by legal counsel throughout the review process. The Board relied upon the advice of legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each factor considered. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the renewal of the Advisory Agreement. In connection with its deliberations regarding the renewal of the Advisory Agreement, the Board reviewed materials prepared by Day Hagan.

Nature, Extent, and Quality of Services. The Board reviewed its experience with Day Hagan’s portfolio management team, noting that the consistency and expertise of Day Hagan’s personnel were beneficial to the Day Hagan Funds’ shareholders. The Board noted that Day Hagan added a new analyst/strategist for Day Hagan TA and utilized a sub-advisor for Day Hagan TD. The Board recognized that Day Hagan’s chief compliance officer was highly responsive and its portfolio managers were pro-active on compliance matters. The Board noted that Day Hagan reported no material compliance, regulatory or litigation issues. The Board discussed that Day Hagan used pre-trade review checklists to stay within Day Hagan TA’s investment restrictions and monitored the impact of every trading decision post-trade on Day Hagan TA’s allocation and concentration limits. The Board discussed that Day Hagan reviewed all trading activity with a focus on execution and price movements and provided oversight of the sub-adviser to Day Hagan TD. It noted that Day Hagan made and implemented all investment decisions for Day Hagan TA based upon proprietary research modeling. The Board discussed that the advisor conducted quarterly compliance meetings with the sub-advisor to review trades, portfolio allocation and attributions to ensure compliance with Day Hagan TD’s limitations and restrictions. The Board concluded that the services provided by Day Hagan were in line with its expectations.

Performance.

Day Hagan TA. The Board noted that Day Hagan TA had underperformed its peer group, Morningstar category and the MSCI World Index across all time periods. The Board discussed Day Hagan’s explanation that Day Hagan TA had lagged the Morningstar category due to its underweight to U.S. markets and exposure to foreign markets which underperformed. The Board noted that Day Hagan TA’s strategy was intended to reduce the negative impact of bear markets and could be expected to outperform in down markets. After further discussion, the Board concluded that Day Hagan TA’s performance was acceptable.

Day Hagan TD. The Board remarked that Day Hagan TD had underperformed its peer group, Morningstar Category and the Russell 1000 Value Index over the 1- and 3-year periods and had underperformed the index since inception. The Board observed Day Hagan TD had positive returns across all periods. The Board reviewed Day Hagan’s assessment that Day Hagan TD’s performance could be attributed to its focus on value-oriented stocks. The Board considered Day Hagan’s representation that it reviewed the entire portfolio with the sub-advisor and was satisfied that Day Hagan TD’s performance was consistent with that of the other accounts managed by the sub-advisor. The Board noted Day Hagan’s representation that the sub-advisor continued to use the same process for its client accounts that provided acceptable returns since 2002. After further discussion, the Trustees determined that Day Hagan TD’s performance was acceptable.

Fees and Expenses.

Day Hagan TA. The Board observed that the 1.00% management fee for Day Hagan TA was the high of its peer group and higher than the Morningstar category average but below the Morningstar category high. The Board noted that Day Hagan TA’s 1.80% net expense ratio was higher than the peer group and Morningstar category averages and medians. The Board considered that Day Hagan TA was smaller than the other funds in its peer group. The Board concluded that the advisory fee for Day Hagan TA was not unreasonable.

Day Hagan TD. The Board remarked that the 1.00% management fee for Day Hagan TD was higher than its peer group and Morningstar category averages, but below the peer group high and Morningstar category high. The Board noted that Day Hagan TD’s 1.64% net expense ratio was the high of its peer group, but well below the high of the Morningstar category. The Board discussed Day Hagan’s view that the fees for Day Hagan TD were justified by the significant levels of research by the advisor and sub-advisor that went into the process of constructing Day Hagan TD’s portfolio. The Board concluded that the advisory fee for Day Hagan TD was not unreasonable.

Profitability. The Board observed that, based on the information Day Hagan provided, Day Hagan was managing each Day Hagan Fund at a loss. The Board therefore concluded that excessive profitability was not an issue at this time.

Economies of Scale. The Board considered whether economies of scale had been realized with respect to the management of either of the Day Hagan Funds and concluded that based on the current asset level of each Day Hagan Fund, it did not appear that Day Hagan had achieved sufficient economies of scale to warrant breakpoints. The Board agreed that although Day Hagan had not yet reached economies of scale, it would revisit the issue as the size of each Day Hagan Fund materially increased.

Conclusion. Having requested and received information from Day Hagan as it believed to be reasonably necessary to evaluate the terms of the Management Agreement, and as assisted by the advice and guidance of counsel, the Board concluded that renewal of the Management Agreement was in the best interests of each Day Hagan Fund and its shareholders.

Consideration and Renewal of Sub-Advisory Agreement between Donald L. Hagen, LLC (the Advisor”) and DH Logix, LLC (“DH Logix”) with respect to the Day Hagan Logix Tactical Dividend Fund (“Day Hagan TD”)

In connection with a regular meeting held on August 14, 2019, the Board of Trustees (the “Board”) of Mutual Fund Series Trust, including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of a sub-advisory agreement between the Adviser and DH Logix (the “Sub-Advisory Agreement”), with respect to the Day Hagan TD.

The Board was assisted by legal counsel throughout the renewal process. The Board relied upon the advice of legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Sub-Advisory Agreement and the weight to be given to each factor considered. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the renewal of the Sub-Advisory Agreement. In connection with their deliberations regarding the renewal of the Sub-Advisory Agreement, the Board reviewed materials prepared by DH Logix.

Nature, Extent, and Quality of Services. The Board reviewed the backgrounds and experience of the DH Logix personnel servicing Day Hagan TD and noted that there had been no changes to the DH Logix’s key personnel since the approval of the sub-advisory agreement. The Board observed that DH Logix provided portfolio management services to Day Hagan TD, including portfolio construction and trade execution. The Board noted that the DH Logix made investment decisions with the advisor’s oversight, and developed pre-trade checklists to monitor overall cash positions, industry and sector allocations, and portfolio liquidity, among other matters. The Board commented that DH Logix selected broker-dealers based on best execution and maintained adequate insurance coverage. The Board remarked that DH Logix had not experienced any material compliance, litigation or regulatory issues since the sub-advisory agreement was approved. The Board concluded that the services provided by DH Logix were in line with its expectations.

Performance. The Board remarked that Day Hagan TD had underperformed its peer group, Morningstar Category and the Russell 1000 Value Index over the 1- and 3-year periods and had underperformed the index since inception. The Board observed Day Hagan TD had positive returns across all periods. The Board reviewed DH Logix’s assessment that Day Hagan TD’s performance could be attributed to its focus on value-oriented stocks. The Board considered the advisor’s representation that it reviewed the entire portfolio with DH Logix and was satisfied that Day Hagan TD’s performance was consistent with that of the other accounts managed by DH Logix. The Board noted DH Logix continued to use the same process for its client accounts that provided acceptable returns since 2002. After further discussion, the Trustees determined that Day Hagan TD’s performance was acceptable.

Fees and Expenses. The Board noted that DH Logix charged a sub-advisory fee of 1.00% that was shared between the advisor and Gries Financial, LLC, the parent companies of DH Logix. The Board concluded that DH Logix’s sub-advisory fee was not unreasonable.

Profitability. The Board observed that DH Logix earned a profit from its relationship to Day Hagan TD. The Board recalled DH Logix’s profit was offset by the loss incurred by the advisor. After further discussion, the Board concluded that the DH Logix’s profitability was reasonable.

Economies of Scale. The Board considered whether DH Logix had realized economies of scale with respect to the sub-advisory services provided to Day Hagan TD. The Board agreed that DH Logix did not appear to have benefited from economies of scale from Day Hagan TD.

Conclusion. Having requested and received such information from DH Logix as the Board believed to be reasonably necessary to evaluate the terms of the Sub-Advisory Agreement between Day Hagan and DH Logix, and as assisted by the advice and guidance of counsel, the Board concluded that renewal of the Sub-Advisory Agreement was in the best interests of Day Hagan TD and its shareholders.

Day Hagan Funds
EXPENSE EXAMPLES (Unaudited)
December 31, 2019

As a shareholder of the Day Hagan Tactical Allocation Fund and the Day Hagan Logix Tactical Dividend Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A shares; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the period from July 1, 2019 through December 31, 2019.

Actual Expenses

The “Actual” lines in the tables below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” lines in the tables below provide information about hypothetical account values and hypothetical expenses based on the Day Hagan Tactical Allocation Fund and the Day Hagan Logix Tactical Dividend Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Day Hagan Tactical Allocation Fund

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period**
Actual	7/1/19	12/31/19	7/1/19 - 12/31/19	7/1/19 – 12/31/19
Class A	$1,000.00	$1,057.40	$ 8.27	1.60%
Class C	1,000.00	1,053.60	12.13	2.35
Class I	1,000.00	1,057.60	6.98	1.35

	Beginning	Ending	Expenses Paid	Expense Ratio
Hypothetical	Account Value	Account Value	During Period*	During Period**
(5% return before expenses)	7/1/19	12/31/19	7/1/19 - 12/31/19	7/1/19 – 12/31/19
Class A	$1,000.00	$1,017.09	$ 8.11	1.60%
Class C	1,000.00	1,013.32	11.89	2.35
Class I	1,000.00	1,018.35	6.85	1.35

Day Hagan Funds
EXPENSE EXAMPLES (Unaudited) (Continued)
December 31, 2019

Day Hagan Logix Tactical Dividend Fund

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period**
Actual	7/1/19	12/31/19	7/1/19 – 12/31/19	7/1/19 – 12/31/19
Class A	$1,000.00	$1,043.10	$ 7.96	1.55%
Class C	1,000.00	1,038.90	11.79	2.30
Class I	1,000.00	1,044.30	6.68	1.30

	Beginning	Ending	Expenses Paid	Expense Ratio
Hypothetical	Account Value	Account Value	During Period*	During Period**
(5% return before expenses)	7/1/19	12/31/19	7/1/19 – 12/31/19	7/1/19 – 12/31/19
Class A	$1,000.00	$1,017.34	$ 7.86	1.55%
Class C	1,000.00	1,013.57	11.64	2.30
Class I	1,000.00	1,018.60	6.60	1.30

*	Expenses are equal to the average account value over the period, multiplied by each Fund’s annualized expense ratio, multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (366).

**	Annualized.

PRIVACY NOTICE

Mutual Fund Series Trust

Rev. June 2011

FACTS	WHAT DOES MUTUAL FUND SERIES TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Mutual Fund Series Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Mutual Fund Series Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For our affiliates to market to you	NO	We don’t share
For non-affiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-866-447-4228

PRIVACY NOTICE

Mutual Fund Series Trust

What we do:
How does Mutual Fund Series Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Mutual Fund Series Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for non-affiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies. ● Mutual Fund Series Trust has no affiliates.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ● Mutual Fund Series Trust does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Mutual Fund Series Trust does not jointly market.

Day Hagan Funds
ADDITIONAL INFORMATION (Unaudited)
December 31, 2019

Reference is made to the Prospectus and the Statement of Additional Information for more detailed descriptions of the Management Agreement, Services Agreement and Distribution and/or Service (12b-1) Plan, tax aspects of each Fund and the calculation of the net asset value of shares of each Fund.

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov.

Information regarding how each Fund voted proxies relating to portfolio securities during the twelve month period ended June 30 as well as a description of the policies and procedures that each Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-877-329-4246; and on the Commission’s website at http://www.sec.gov.

Mutual Fund Series Trust
c/o Gemini Fund Services, LLC
P.O. Box 541150
Omaha, NE 68154

MANAGER
Donald L. Hagan, LLC
also known as
Day Hagan Asset Management
1000 South Tamiami Trail
Sarasota, FL 34236

ADMINISTRATOR
Gemini Fund Services, LLC
4221 North 203rd Street, Suite 100
Elkhorn, NE 68022

TRANSFER AGENT
Gemini Fund Services, LLC
4221 North 203rd Street, Suite 100
Elkhorn, NE 68022

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BBD, LLP
1835 Market Street
3rd Floor
Philadelphia, PA 19103

LEGAL COUNSEL
Thompson Hine LLP
41 South High Street
Suite 1700
Columbus, OH 43215

CUSTODIAN BANK
U.S. Bank
1555 N. Rivercenter Dr.
Milwaukee, WI 53212

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holder. None.

Item 11. Controls and Procedures.

(a)	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities For Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 13. Exhibits

(1)	Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(3)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual Fund Series Trust

By Jerry Szilagyi	/s/ Jerry Szilagyi
Principal Executive Officer/President
Date: 03/09/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Jerry Szilagyi	/s/ Jerry Szilagyi
Principal Executive Officer/President
Date: 03/09/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Erik Naviloff	/s/ Erik Naviloff
Principal Financial Officer/Treasurer
Date: 03/09/2020